Revenue (Details 1 - Textual) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Item	Dec. 31, 2020 EUR (€) Item	Dec. 31, 2019 EUR (€) Item
Revenue
Number of partners contributed 10% or more to total revenue of reporting entity | Item	0
Number of Models Used for Promoted Placement Fees | Item	3
Consumer delivery fees	€ 0
Useful life measured as period of time, contract acquisition assets	4 years
Deferred contract acquisition costs	€ 20
Amortisation, deferred contract acquisition costs	€ 1